UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-00802
Mairs and Power Growth Fund, Inc.
(Exact name of registrant as specified in charter)
332 Minnesota Street, Suite W1520, St. Paul, MN		55101
(Address of principal executive offices)		(Zip code)
William B. Frels, President, 332 Minnesota Street, Suite W1520, St. Paul, MN 55101
(Name and address of agent for service)

Registrant's telephone number, including area code:		651-222-8478

Date of fiscal year end:	12/31/2005

Date of reporting period:	03/31/05

Item 1.    Schedule of Investments.

Schedule of Investments	March 31, 2005

Number of Shares

COMMON STOCKS

Market Value

	BASIC INDUSTRIES 11.9%
2,040,000	Bemis Company, Inc.	$63,484,800
2,110,000	Ecolab Inc.	69,735,500
2,000,000	H. B. Fuller Company	58,000,000
1,584,000	The Valspar Corporation	73,719,360
		264,939,660
	CAPITAL GOODS 11.6%
2,230,000	Donaldson Company, Inc.	71,984,400
1,793,993	Graco Inc.	72,405,557
1,340,000	MTS Systems Corporation	38,900,200
1,920,000	Pentair, Inc.	74,880,000
		258,170,157
	CONSUMER CYCLICAL 8.7%
720,000	Briggs and Stratton Corporation	26,215,200
1,940,000	Target Corporation	97,038,800
787,600	The Toro Company	69,702,600
		192,956,600
	CONSUMER STAPLE 9.9%
1,500,000	General Mills, Inc.	73,725,000
1,980,000	Hormel Foods Corporation	61,597,800
133,984	Smucker (J. M.) Co.	6,739,395
2,350,000	SUPERVALU Inc.	78,372,500
		220,434,695
	DIVERSIFIED 7.1%
1,900,000	General Electric Company	68,514,000
1,060,000	3M Company	90,831,400
		159,345,400
	FINANCIAL 16.5%
920,000	Associated Banc-Corp.	28,731,600
700,000	Principal Financial Group, Inc.	26,943,000
1,280,000	The St. Paul Travelers Companies, Inc.	47,014,400
2,960,000	TCF Financial Corporation	80,364,000
2,810,000	U.S. Bancorp	80,984,200
1,730,000	Wells Fargo & Company	103,454,000
		367,491,200
	HEALTH CARE 17.8%
1,550,000	Baxter International Inc.	52,669,000
1,010,000	Johnson & Johnson	67,831,600
1,770,000	Medtronic, Inc.	90,181,500
600,000	Merck & Co.	19,422,000
2,470,000	Pfizer Inc.	64,886,900
1,540,000	St. Jude Medical, Inc. *	55,440,000
550,000	SurModics, Inc. *	17,550,500
715,500	Techne Corporation *	28,748,790
		396,730,290

Number of Shares

COMMON STOCKS

Market Value

	TECHNOLOGY 12.4%
5,000,000	ADC Telecommunications, Inc. *	$9,950,000
2,880,000	Ceridian Corporation *	49,104,000
1,280,000	Corning Incorporated *	14,246,400
1,287,030	eFunds Corporation *	28,726,510
1,190,000	Emerson Electric Co.	77,266,700
1,590,000	Honeywell International Inc.	59,163,900
1,580,000	Intel Corporation	36,703,400
		275,160,910
	UTILITIES 0.8%
500,000	Verizon Communications Inc.	17,750,000
	TOTAL COMMON STOCKS 96.7%	2,152,978,912

	SHORT TERM INVESTMENTS 3.5%
68,137,517	First American Prime Obligation Fund Class I	68,137,517
10,811,038	Merrill Lynch Institutional Money Market Fund	10,811,038
		78,948,555
	TOTAL INVESTMENTS 100.2%	2,231,927,467

	OTHER ASSETS AND LIABILITIES (NET) -0.2%	(5,627,867)

	NET ASSETS 100%	$2,226,299,600

*Non-income producing

As of March 31, 2005, the cost of investments for federal income tax purposes was $1,676,767,280. Net unrealized appreciation on investments aggregated $555,160,186 of which $592,963,616 related to appreciated investment securities and $37,803,430 related to depreciated investment securities.

The financial information in the Schedule of Investments has been taken from the records of the Fund and has not been audited by our independent registered public accounting firm who do not express an opinion thereon.  The financial statements of the Fund will be subject to audit by our independent registered public accounting firm as of the close of the calendar year.

Item 2.                                                             Controls and Procedures.

a)                                      The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time period specified by the SEC’s rules and forms.

b)                                     There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                                                             Exhibits

(a)          Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940.

Attached as exhibits 3(a).1 and 3(a).2 to this form.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Mairs and Power Growth Fund, Inc.

By (Signature and Title)

*	/s/ William B. Frels
William B. Frels, President

Date	5/27/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*	/s/ William B. Frels
William B. Frels, President
(principal executive officer)

Date	5/27/05

By (Signature and Title)

*	/s/ Lisa J. Hartzell
Lisa J. Hartzell, Treasurer
(principal financial officer)

Date	5/27/05

*  Print the name and title of each signing officer under his or her signature.